REGULATORY CAPITAL AND CITIGROUP INC. PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY CAPITAL AND CITIGROUP INC. PARENT COMPANY INFORMATION
Regulatory capital as set forth in guidelines issued by the U.S. federal bank regulators

		Well-
	Required	capitalized
In millions of dollars	minimum	minimum		Citigroup	Citibank, N.A.
Tier 1 Common				$123,095	$116,633
Tier 1 Capital				136,532	117,367
Total Capital (1)				167,686	135,513
Tier 1 Common ratio	N/A	N/A		12.67%	14.12%
Tier 1 Capital ratio	4.0%	6.0%		14.06	14.21
Total Capital ratio	8.0	10.0		17.26	16.41
Leverage ratio	3.0	5.0	(2)	7.48	8.97

(1)	Total Capital includes Tier 1 Capital and Tier 2 Capital.
(2)	Applicable only to depository institutions.
N/A	Not Applicable

Capital restrictions on non-banking subsidiaries

In millions of dollars
		Net	Excess over
		capital or	minimum
Subsidiary	Jurisdiction	equivalent	requirement
Citigroup Global Markets Inc.	U.S. Securities and
Exchange
Commission
Uniform Net
Capital Rule
	(Rule 15c3-1)	$6,250	$5,659

Citigroup Global Markets Limited	United Kingdom’s
Financial
Services
	Authority	$6,212	$3,594

Schedule of parent company financial statements

	Years Ended December 31,
In millions of dollars	2012	2011	2010
Revenues
Interest revenue	$3,384	$3,684	$3,237
Interest expense	6,573	7,618	7,728
Net interest revenue	$(3,189)	$(3,934)	$(4,491)
Dividends from subsidiaries	20,780	13,046	14,448
Non-interest revenue	613	939	30
Total revenues, net of interest expense	$18,204	$10,051	$9,987
Total operating expenses	$1,497	$1,503	$878
Income before taxes and equity in undistributed income of subsidiaries	$16,707	$8,548	$9,109
Benefit for income taxes	(2,062)	(1,821)	(2,480)
Equity in undistributed income of subsidiaries	(11,228)	698	(987)
Parent company’s net income	$7,541	$11,067	$10,602
Comprehensive income
Parent company’s net income	$7,541	$11,067	$10,602
Other comprehensive income (loss)	892	(1,511)	2,660
Parent company’s comprehensive income	$8,433	$9,556	$13,262

Citigroup Inc. Parent Company Only(1) Balance Sheet

	Years Ended December 31,
In millions of dollars	2012	2011
Assets
Cash and deposits from banks	$153	$3
Trading account assets	150	99
Investments	1,676	37,477
Advances to subsidiaries	107,074	108,644
Investments in subsidiaries	184,615	194,979
Other assets	102,335	65,711
Total assets	$396,003	$406,913
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	$185	$185
Trading account liabilities	170	96
Short-term borrowings	725	13
Long-term debt	176,553	181,702
Advances from subsidiaries other than banks	12,759	17,046
Other liabilities	16,562	30,065
Total liabilities	$206,954	$229,107
Total equity	189,049	177,806
Total liabilities and equity	$396,003	$406,913

Citigroup Inc. Parent Company Only(1) Cash Flows Statement

	Years Ended December 31,
In millions of dollars	2012	2011	2010
Net cash provided by operating activities of continuing operations	$1,598	$1,710	$8,756
Cash flows from investing activities of continuing operations
Purchases of investments	$(5,701)	$(47,190)	$(31,346)
Proceeds from sales of investments	37,056	9,524	6,029
Proceeds from maturities of investments	4,286	22,386	16,834
Changes in investments and advances—intercompany	(397)	32,419	13,363
Other investing activities	994	(10)	(20)
Net cash provided by investing activities of continuing operations	$36,238	$17,129	$4,860
Cash flows from financing activities of continuing operations
Dividends paid	$(143)	$(113)	$(9)
Issuance of preferred stock	2,250	—	—
Proceeds/(repayments) from issuance of long-term debt—third-party, net	(33,434)	(16,481)	(8,339)
Net change in short-term borrowings and other advances—intercompany	(6,160)	(5,772)	(8,211)
Other financing activities	(199)	3,519	2,949
Net cash used in financing activities of continuing operations	$(37,686)	$(18,847)	$(13,610)
Net increase (decrease) in cash and due from banks	$150	$(8)	$6
Cash and due from banks at beginning of period	3	11	5
Cash and due from banks at end of period	$153	$3	$11
Supplemental disclosure of cash flow information for continuing operations
Cash paid (received) during the year for
Income taxes	$78	$(458)	$(507)
Interest	7,883	9,271	9,317

(1)	“Citigroup Inc. parent company only” refers to the parent holding company Citigroup Inc., excluding consolidated subsidiaries. Note that Citigroup Funding Inc. (CFI) was previously a first-tier subsidiary of Citigroup Inc., issuing commercial paper, medium-term notes and structured equity-linked and credit-linked notes. The debt of CFI was guaranteed by Citigroup Inc. On December 31, 2012, CFI was merged into Citigroup Inc., the parent holding company.